Earnings Per Share	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Earnings Per Share
28.	EARNINGS PER SHARE

The earnings and weighted average number of ordinary shares outstanding in the computation of earnings per share were as follows:

Net profit for the year

	For the Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$	US$ (Note 4)

Profit for the year attributable to owners of the Company	$22,819,119	$26,220,721	$17,060,591	$570,397
Effect of potentially dilutive ordinary shares:
From subsidiaries’ potentially dilutive ordinary shares	(813,627)	(418,295)	(385,865)	(12,901)
From the investments in associates	(367,687)	—	—	—
From convertible bonds	93,781	—	—	—

Earnings used in the computation of diluted earnings per share	$21,731,586	$25,802,426	$16,674,726	$557,496

Weighted average number of ordinary shares outstanding
(in thousand shares):

	For the Year Ended December 31
	2017	2018	2019

Weighted average number of ordinary shares in computation of basic earnings per share	4,080,443	4,245,247	4,251,964
Effect of potentially dilutive ordinary shares:
From convertible bonds	62,456	—	—
From employee share options	19,934	5,103	10,232
From employees’ compensation	21,787	779	570

Weighted average number of ordinary shares in computation of diluted earnings per share	4,184,620	4,251,129	4,262,766

For the computation of earnings per ADS, the denominators were the half of the aforementioned weighted average outstanding shares (1 ADS represents 2 ordinary shares) while the numerators held constant.

The Group is able to settle the employees’ compensation by cash or shares. The Group assumed that the entire amount of the compensation would be settled in shares and the resulting potential shares were included in the weighted average number of ordinary shares outstanding used in the computation of diluted earnings per share if the effect is dilutive. Such dilutive effect of the potential shares was included in the computation of diluted earnings per share until the shareholders approve the number of shares to be distributed to employees at their meeting in following year.

The third unsecured convertible overseas bonds issued by ASE were of anti-dilutive effect for the year ended December 31, 2017 and, therefore, were excluded from the computation of diluted earnings per share for the respective year.